ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 4, 2024

Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds III (the “Trust”) hereby certifies that the forms of prospectus and statement of additional information for AMG GW&K International Small Cap Fund, each dated October 1, 2024, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 143 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 27, 2024 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry